New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: 914-846-3178 E-Mail: haroula_kordolemisballas@newyorklife.com
Haroula Ballas Associate General Counsel
VIA EDGAR
February 1, 2023
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Annuity Separate Account – III (“Registrant”)
Post-Effective Amendment to Form N-4 Registration Statement
File Nos. 333-156018 and 811-08904
Dear Mr. Cowan:
Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is Post-Effective Amendment No. 34 (the “Amendment”) to the registration statement on Form N-4 (File No. 333-156018) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 241 to the registration statement on the same form N-4 under the Investment Company Act of 1940 (the “1940 Act”). Units of interest of NYLIAC Variable Annuity Separate Account – III are offered through variable annuity contracts marketed under the name New York Life Premier Variable Annuity II (the “Contract”).
Purpose of Amendment
This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:
1.
Revise the Registration Statement to allow for the use of a Rate Sheet Prospectus Supplement (“Rate Sheet”) in connection with the prospectus for the Contract. The Rate Sheet will be used to provide disclosure regarding (i) current charges and applicable percentages to determine guaranteed amounts for new business, and (ii) current reset charges for the various in-force versions of the Investment Preservation Rider under the Contract. A template of the Rate Sheet and updated prospectus reflecting disclosure relating to the Rate Sheet are included in this filing. Also included is an initial summary prospectus for the Contract (ISP) as Exhibit O to the Amendment.
2.
Make other non-material changes.
Registrant represents that the Amendment effects no other material changes to the Registration Statement.
Timetable for Effectiveness
We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on April 3, 2023. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on May 1, 2023.
At a future date, NYLIAC intends to submit a formal request pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for the variable annuity contract registration statements listed below (the “Additional Contracts”). If granted, NYLIAC intends to reflect the same conforming disclosure changes that have been or will be made in the Amendment to the registration statements for the Additional Contracts, with appropriate modifications to: (i) correctly identify the product; (ii) give effect to the comments of the staff of the Commission on the Amendment; and (iii) reflect other non-material changes.

Additional Contracts
Contracts	File No.
New York Life Premier Plus Variable Annuity II	333-156018
New York Life Premier Variable Annuity II, New York Life Premier Plus Variable Annuity II	333-156019
New York Life Premier – FP Series	333-219399
New York Life Premier – FP Series	333-219400
New York Life Premier – P Series	333-228039
New York Life Premier Advisory Variable Annuity	333-257891
Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (914) 846-3178 or at Haroula_kordolemisballas@newyorklife.com).
Very truly yours,
/s/ Haroula Ballas Haroula Ballas Associate General Counsel
cc:
Sally Samuel, Esq.